Investment Objectives and Goals	Apr. 30, 2026
Large Company Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Large Company Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Large Company Growth Portfolio’s (the “Portfolio”) investment objective is to seek capital appreciation.
Wilshire 5000 IndexSM Fund
Prospectus [Line Items]
Risk/Return [Heading]	Wilshire 5000 IndexSM Fund (formerly the FT Wilshire 5000 IndexSM Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Wilshire 5000 IndexSM Fund’s (the “Index Fund” or the “Portfolio”) investment objective is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM, formerly known as the FT Wilshire 5000 IndexSM (the “Index”). before the deduction of Index Fund expenses.

Large Company Value Portfolio Series
Prospectus [Line Items]
Risk/Return [Heading]	Large Company Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Large Company Value Portfolio’s (the “Portfolio”) investment objective is to seek capital appreciation.
Wilshire International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Wilshire International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Wilshire International Equity Fund (the “International Fund” or the “Portfolio”) seeks capital appreciation.
Small Company Growth Portfolio Series
Prospectus [Line Items]
Risk/Return [Heading]	Small Company Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Small Company Growth Portfolio’s (the “Portfolio”) investment objective is to seek capital appreciation.
Wilshire Income Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Wilshire Income Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Wilshire Income Opportunities Fund’s (the “Income Fund” or the “Portfolio”) primary investment objective is to maximize current income.
Objective, Secondary [Text Block]	Long-term capital appreciation is a secondary objective.
Small Company Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small Company Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Small Company Value Portfolio’s (the “Portfolio”) investment objective is to seek capital appreciation.